Cryptocurrencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cryptocurrencies [Abstract]
Total gain	$ 965,306	$ 2,943,398	$ 1,090,765
Total loss	11,588,358	5,741,476	753,775
Change in fair value of cryptocurrencies of total gain	968,798	3,156,060	1,094,827
Change in fair value of cryptocurrencies of total loss	$ 24,324,473	$ 11,602,497	$ 782,105